Shareholders’ Deficiency	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ DEFICIENCY

NOTE 6:- SHAREHOLDERS’ DEFICIENCY

a.	General:

On June 21, 2020, the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying an additional reverse share split and cancelling the shares’ par value (see Note 1d).

Following the Split and the cancellation of the par value, all Ordinary Shares, Convertible Preferred shares, options, convertible loans, warrants, exercise prices and per share data have been adjusted retroactively for all periods presented in these consolidated financial statements.

b.	Ordinary share capital is composed as follows:

	June 30, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited
	Number of shares
Ordinary Shares with no par value	47,800,000	18,756,570	47,800,000	18,494,739

c.	Share option plans:

The Company authorized through its 2012 Share Option Plan, the grant of options to officers, directors, advisors, management and other key employees of up to 3,672,094 Ordinary Shares. The options granted generally have a four year or three-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are cancelled or forfeited before expiration become available for future grant. As of June 30, 2021 (unaudited), 932,189 of the Company’s options were available for future grants.

A summary of the status of the Company’s option plan as of June 30, 2021 (unaudited), and changes during the period then ended is presented below:

	Number of options	Weighted average exercise price	Aggregate intrinsic value
	Unaudited

Outstanding at beginning of period	2,193,392	5.72	$9,263
Granted	56,000	10.07	58
Exercised	(43,866)	6.42	227
Forfeited and cancelled	(7,573)	6.62	19

Outstanding at end of period	2,197,953	5.82	7,387

Exercisable options	1,473,947	5.01	5,997

Vested and expected to vest	2,197,953	5.82	7,387

As of June 30, 2021 (unaudited), there were unrecognized compensation costs of $8,286, which are expected to be recognized over a weighted average period of approximately 2.3 years.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2021 and for the six months ended June 30, 2020 (unaudited), was comprised as follows:

	Six months ended June 30,
	2021	2020
	Unaudited

Research and development	$1,013	$762
Market and business development	162	58
General and administrative	1,063	1,437

Total share-based compensation expense	$2,238	$2,257

43,866 options were exercised by employees during the six months ended June 30, 2021 (unaudited).

The options outstanding as of June 30, 2021 (unaudited) have been separated into ranges of exercise prices, as follows:

Exercise price	Options outstanding as of June 30, 2021	Weighted average exercise price	Weighted average remaining contractual term	Options exercisable as of June 30, 2021	Weighted average exercise price	Weighted average remaining contractual term
			(years)			(years)

*)0.22	245,535	*)0.22	1.72	245,535	*)0.22	1.72
1.75	107,904	1.75	1.72	107,904	1.75	1.72
3.59	83,503	3.59	2.26	83,503	3.59	2.26
5.07	253,722	5.07	3.00	253,722	5.07	3.00
9.23	199,930	9.23	4.07	199,930	9.23	4.07
3.10	26,959	3.10	4.94	26,959	3.10	4.94
3.93	51,385	3.93	5.48	51,385	3.93	5.48
4.10	20,914	4.10	5.69	20,914	4.10	5.69
4.18	1,195	4.18	5.90	1,195	4.18	5.90
7.70	59,345	7.70	6.34	59,345	7.70	6.34
8.42	7,589	8.42	7.28	6,625	8.42	7.28
8.65	14,340	8.65	7.11	12,840	8.65	7.11
8.02	26,290	8.02	7.73	19,611	8.02	7.73
6.80	58,731	6.80	8.62	25,222	6.80	8.62
6.62	894,511	6.62	8.96	359,257	6.62	8.96
11.04	90,100	11.04	9.37	-	11.04	-
10.07	56,000	10.07	9.62	-	10.07	-

	2,197,953	5.82	6.16	1,473,947	5.01	4.76

*)	The exercise price as per the option terms was denominated in NIS and translated to $ in the table above using the exchange rate as of the grant date. The options were granted at Ordinary Share par value.

d.	Options issued to non-employees:

The outstanding options granted to consultants as of June 30, 2021 (unaudited) were as follows:

Grant date	Options outstanding as of June 30, 2021	Exercise price per share	Options exercisable as of June 30, 2021	Exercisable through

October 2013	5,719	$5.07	5,719	October 2023
September 2014	5,719	$5.07	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	156,970	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	67,197	August 2029
June 2020	64,530	$6.62-$6.80	21,306	June 2030
April 2021	62,741	$9.57	-	April 2031

	439,201		287,981

33,492 options were exercised by non- employees during the six months ended June 30, 2021 (unaudited).